Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the Company's interest rate derivative liabilities
Beginning balance at January 1	$ 396	$ 1,741
Deconsolidation		(396)
Unrealized loss (gain)	5,733	(949)
Ending balance at December 31	$ 6,129	$ 396